As filed with the Securities and Exchange
Commission on March 18, 2011
1933 ACT FILE NO. 002-29502
1940 ACT FILE NO. 811-01677

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933 (X)
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO. 86
AND/OR
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940 (X)
AMENDMENT NO. 65
(CHECK APPROPRIATE BOX OR BOXES)
JOHN HANCOCK CAPITAL SERIES
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
REGISTRANT’S TELEPHONE NUMBER INCLUDING AREA CODE
(617) 663-2999
THOMAS M. KINZLER, ESQ.
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(NAME AND ADDRESS OF AGENT FOR SERVICE)
COPIES OF COMMUNICATIONS TO:
MARK P. GOSHKO, ESQ.
K & L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
☑ immediately upon filing pursuant to paragraph (b) of Rule 485
☐ on (date) pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485
☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐ on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TABLE OF CONTENTS

SIGNATURES
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 18th day of March, 2011.

JOHN HANCOCK CAPITAL SERIES
By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Keith F. Hartstein Keith F. Hartstein	President and Chief Executive Officer	March 18, 2011

/s/ Charles A. Rizzo Charles A. Rizzo	Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	March 18, 2011

/s/ James F. Carlin*	Trustee	March 18, 2011
James F. Carlin

/s/ William H. Cunningham*	Trustee	March 18, 2011
William H. Cunningham

/s/ Deborah C. Jackson*	Trustee	March 18, 2011
Deborah C. Jackson

/s/ Charles L. Ladner*	Trustee	March 18, 2011
Charles L. Ladner

/s/ Stanley Martin*	Trustee	March 18, 2011
Stanley Martin

/s/ Patti McGill Peterson*	Trustee	March 18, 2011
Patti McGill Peterson

/s/ Hugh McHaffie*	Trustee	March 18, 2011
Hugh McHaffie

/s/ John A. Moore*	Trustee	March 18, 2011
John A. Moore

/s/ Steven R. Pruchansky*	Trustee	March 18, 2011
Steven R. Pruchansky

/s/ Gregory A. Russo*	Trustee	March 18, 2011
Gregory A. Russo

/s/ John G. Vrysen*	Trustee	March 18, 2011
John G. Vrysen

* By: Power of Attorney

By: /s/ Nicholas J. Kolokithas		March 18, 2011
Nicholas J. Kolokithas Attorney-in-Fact
*Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 85 on February 25, 2011

Exhibit Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document